Spirit of America High Yield Tax Free Bond Fund
SPIRIT OF AMERICA HIGH YIELD TAX FREE BOND FUND (the “High Yield Fund”) SUMMARY SECTION
Investment Objective:
The High Yield Fund seeks to provide high current income that is exempt from federal income tax, including alternative minimum tax.
Fees and Expenses of the High Yield Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in “Additional Information About How to Purchase Shares” on page 43 of the High Yield Fund’s prospectus and “How to Purchase Shares” on page 23 of the High Yield Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Spirit of America High Yield Tax Free Bond Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	1.00%
[1]	A CDSC of 1.00% may be imposed on redemptions of shares that were purchased within one year of the redemption date where an indirect commission was paid.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Spirit of America High Yield Tax Free Bond Fund Class A
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.15%
Other Expenses		0.36%
Total Annual Fund Operating Expenses		1.11%
Fee Waiver and/or Expense Reimbursement	[1]	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.90%
[1]	The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses of the High Yield Fund Class A shares will not exceed 0.90% of the average daily net assets of each Class. The Adviser has agreed to waive advisory fees and/or reimburse expenses for the High Yield Fund until April 30, 2015. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the High Yield Fund within the following three years, provided the High Yield Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expense Agreement can be terminated at any time, by the Board of Directors, on behalf of the High Yield Fund, upon sixty days written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the High Yield Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the High Yield Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the High Yield Fund would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Spirit of America High Yield Tax Free Bond Fund Class A Shares	562	791	1,038	1,745

You would pay the same amount of expenses if you did not redeem your shares.
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Spirit of America High Yield Tax Free Bond Fund Class A Shares	562	791	1,038	1,745

Portfolio Turnover:
The High Yield Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the High Yield Fund’s performance. During the most recent fiscal year, the High Yield Fund’s portfolio turnover rate was 19.31% of the average value of its portfolio.
Principal Investment Strategy:
The High Yield Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 80% of its assets in municipal bonds that are exempt from federal income tax, including the alternative minimum tax (“AMT”). Typically, municipal bonds are issued by or on behalf of states and local governments and their agencies, authorities and/or other instrumentalities. The portfolio manager seeks out municipal bonds with the potential to offer high current income, generally focusing on municipal bonds that can provide consistently attractive current yields. Although the High Yield Fund tends to maintain a long-weighted average maturity, there are no maturity restrictions on the High Yield Fund or on individual securities.

The High Yield Fund intends to invest a substantial portion of its assets in high yield municipal bonds and “private activity” bonds that, at the time of purchase, are rated below investment grade by Standard and Poor’s, Moody’s or Fitch, or if unrated, determined by the Fund to be of comparable quality (i.e., “junk bonds”). The High Yield Fund may also invest, without limitation, in higher rated municipal bonds. The High Yield Fund may invest a portion of its total assets in “private activity” bonds whose interest is a tax-preference item for purposes of the AMT. For High Yield Fund investors subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations and, as such, a portion of the High Yield Fund’s distribution may be subject to federal income tax.

The High Yield Fund may also invest a portion of its total assets in municipal bonds that finance projects such as those relating to utilities, transportation, health care, housing and education, and a portion of its total assets in industrial development bonds.

The High Yield Fund may invest in other debt obligations, including two types of municipal bonds known as tobacco settlement revenue bonds and tobacco bonds subject to a state’s appropriation pledge (“Tobacco Bonds”).

The High Yield Fund may invest in municipal lease agreements and certificates of participation. Municipal leases are used by state and local governments to obtain financing to acquire land, equipment or facilities. Certificates of participation represent a proportionate interest in payments made under municipal lease obligations.

The High Yield Fund may also invest in insured municipal bonds, zero coupon bonds, zero coupon convertible bonds, and exchange traded funds (“ETFs”).

The High Yield Fund may invest in other types of fixed income instruments including securities issues by entities, such as trusts, whose underlying assets are municipal bonds. The High Yield Fund may also invest in private placements.
Principal Risks of Investing in the High Yield Fund:
An investment in the High Yield Fund could lose money over short or long periods of time. You should expect and be able to bear the risk that the High Yield Fund’s share price will fluctuate within a wide range. There is no assurance that the High Yield Fund will achieve its investment objective. The High Yield Fund’s performance could be adversely affected by the following principal risks:
  Interest Rate Risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the High Yield Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest rate fluctuations than are the prices of short-term bonds.
  Credit Risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be moderate to high for the High Yield Fund because it seeks to invest a portion of the Fund’s assets in low-quality bonds.
  Credit Risks of Lower-Grade Securities, which is the possibility that municipal securities rated below investment grade, or unrated of similar quality (i.e., “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment grade municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the High Yield Fund’s ability to sell these securities (see “Liquidity Risk,” described under “Additional Information about the Investment Objectives, Principal Investment Strategies and Related Risks of the High Yield Fund” below) at an acceptable price. If the issuer of securities defaults on its payment of interest or principal, the High Yield Fund may lose its entire investment in those securities.
  Call Risk, which is the possibility that during periods of falling interest rates, issuers of callable bonds may call (redeem) higher coupon rate bonds before their maturity dates. The High Yield Fund would then lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the High Yield Fund’s income. Call risk is typically higher for long-term bonds.
  Tobacco Bond Risk, which is the possibility that payments of principal and interest, which are not generally backed by the full faith, credit or taxing power of the state or local government, may, with respect to “Tobacco Settlement Revenue Bonds,” be affected by fluctuations in the future revenue flow from tobacco companies used to secure these payments or, in the case of “Subject to Appropriation Tobacco Bonds,” by a state’s inability or failure to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due.
Suitability: An investment in the High Yield Fund may be suitable for intermediate to long-term investors who seek high current income exempt from federal income tax. Investors should be willing to accept the risks and potential volatility of such investments.
Performance Information:
The bar chart and performance table below illustrate the risks of investing in the High Yield Fund by showing the High Yield Fund’s performance compared to that of a broad measure of market performance. The High Yield Fund’s past performance (before and after taxes) does not necessarily indicate how the High Yield Fund will perform in the future.

The bar chart shows the changes in annual total returns from inception for the High Yield Fund’s Class A shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.
Annual Returns (%)

Best Quarter 15.25% in the quarter ended September 30, 2009 Worst Quarter (6.32)% in the quarter ended December 31, 2010
The performance table shows how the High Yield Fund’s average annual return compares with that of its benchmark, the Barclays Capital Municipal Bond Index.
PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2013)
Average Annual Total Returns Spirit of America High Yield Tax Free Bond Fund		1 Year	5 Year	Since Inception	Inception Date
Class A		(12.72%)	7.43%	2.32%	Feb. 29, 2008
Class A Return After Taxes on Distributions	[1][2]	(12.73%)	7.25%	2.15%	Feb. 29, 2008
Class A Return After Taxes on Distributions and Sale of Fund Shares	[1][2]	(5.72%)	6.89%	2.76%	Feb. 29, 2008
Barclays Capital Municipal Bond Index		(2.55%)	5.89%	4.90%	Feb. 29, 2008
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[2]	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.